UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

        Form 13F

   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ];  Amendment Number:_____

This Amendment (Check only one):     [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                    Cohen Klingenstein, LLC
                         ----------------------------
Address:                 355 West 52nd Street, 5th Floor
                         ----------------------------
                         New York, New York  10019
                         ----------------------------

Form 13F File Number:    028-13338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    George M. Cohen
                         ---------------------
Title:                   Managing Member
                         ---------------------
Phone:                   212-757-0235
                         ---------------------

Signature, Place, and Date of Signing:





George M. Cohen          New York, NY  7/20/2010
---------------------    -----------------------
       [Signature]       [City, State   [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                                  -----------
Form 13F Information Table Entry Total:               100
                                                  -----------
Form 13F Information Table Value Total:             197,919
                                                  -----------
                                                  (thousands)

                                     Form 13F Information Table

        Column 1           Column 2    Column 3     Column 4             Column 5      Column 6  Column 7          Column 8

                            TITLE                    VALUE     SHARES or   SH/   PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER             OF CLASS      CUSIP      (x$1000)    PRN AMT    PRN   CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
Adobe Systems Inc.       com         00724F101          1,262     47,750  SH          SOLE        n/a       47,750
Akamai Technologies      com         00971T101            652     16,075  SH          SOLE        n/a       16,075
Allstate Corp.           com         020002101            947     32,960  SH          SOLE        n/a       32,960
Altria Group             com         02209S103            533     26,605  SH          SOLE        n/a       26,605
Amazon.com               com         023135106          6,512     59,605  SH          SOLE        n/a       59,605
American Express         com         025816109          2,769     69,745  SH          SOLE        n/a       69,745
American Int'l Group     com         026874107            289      8,388  SH          SOLE        n/a        8,388
American Tower           com         029912201            151      3,403  SH          SOLE        n/a        3,403
AmeriCredit Corp.        com         03060R101            273     15,005  SH          SOLE        n/a       15,005
Ameriprise Financial     com         03076C106            402     11,132  SH          SOLE        n/a       11,132
Amgen Inc.               com         031162100          1,814     34,480  SH          SOLE        n/a       34,480
Apollo Group             com         037604105            951     22,395  SH          SOLE        n/a       22,395
Apple Inc.               com         037833100          3,581     14,235  SH          SOLE        n/a       14,235
Atheros Communication    com         04743P108            418     15,190  SH          SOLE        n/a       15,190
Avon Products Inc.       com         054303102          1,408     53,135  SH          SOLE        n/a       53,135
Bank of Amer. Corp.      com         060505104          2,378    165,510  SH          SOLE        n/a      165,510
Becton, Dickinson        com         075887109            218      3,230  SH          SOLE        n/a        3,230
Bed Bath & Beyond        com         075896100          1,369     36,920  SH          SOLE        n/a       36,920
Berkshire Hath Cl A      com         084670108            600          5  SH          SOLE        n/a            5
Berkshire Hathaway B     com         084670207          2,591     32,509  SH          SOLE        n/a       32,509
Biovail Corp. Int'l      com         09067J109            378     19,635  SH          SOLE        n/a       19,635
Broadcom Corp.           com         111320107          1,154     35,000  SH          SOLE        n/a       35,000
Capital One Financial    com         14040H105            474     11,750  SH          SOLE        n/a       11,750
Carnival Corp.           com         143658300          1,891     62,545  SH          SOLE        n/a       62,545
Celgene Corp.            com         151020104            420      8,255  SH          SOLE        n/a        8,255
Cisco Systems Inc.       com         17275R102          3,190    149,690  SH          SOLE        n/a      149,690
Coach Inc.               com         189754104            786     21,515  SH          SOLE        n/a       21,515
Cognizant Tech Sol.      com         192446102            970     19,375  SH          SOLE        n/a       19,375
Colgate-Palmolive        com         194162103            221      2,800  SH          SOLE        n/a        2,800
Comcast Corp. Cl 'A'     com         20030N101            758     43,635  SH          SOLE        n/a       43,635
Comcast Special A        com         20030N200            441     26,812  SH          SOLE        n/a       26,812
Corn Products Int'l      com         219023108            478     15,780  SH          SOLE        n/a       15,780
Corning Inc.             com         219350105          1,607     99,485  SH          SOLE        n/a       99,485
Covance Inc.             com         222816100            229      4,455  SH          SOLE        n/a        4,455
Dick's Sporting Goods    com         253393102            482     19,360  SH          SOLE        n/a       19,360
Dionex Corp.             com         254546104            349      4,685  SH          SOLE        n/a        4,685
Directv                  com         25490A101            517     15,243  SH          SOLE        n/a       15,243
Eaton Vance Tax Mngd     com         27829C105          7,121    635,212  SH          SOLE        n/a      635,212
Electronic Arts          com         285512109            200     13,890  SH          SOLE        n/a       13,890
Eli Lilly                com         532457108          2,003     59,800  SH          SOLE        n/a       59,800
FEI Company              com         30241L109            287     14,545  SH          SOLE        n/a       14,545
Flextronics Intl Ltd     com         Y2573F102            346     61,870  SH          SOLE        n/a       61,870
General Electric Co.     com         369604103          1,230     85,275  SH          SOLE        n/a       85,275
Gilead Sciences Inc.     com         375558103          1,182     34,489  SH          SOLE        n/a       34,489
GlaxoSmithKline PLC      com         37733W105          3,341     98,230  SH          SOLE        n/a       98,230
Goldman Sachs Group      com         38141G104            750      5,710  SH          SOLE        n/a        5,710
Google Inc.              com         38259P508          4,432      9,960  SH          SOLE        n/a        9,960
Hartford Fin'l Ser.      com         416515104            315     14,250  SH          SOLE        n/a       14,250
Hess Corp.               com         42809H107            750     14,900  SH          SOLE        n/a       14,900
Informatica Corp.        com         45666Q102            636     26,645  SH          SOLE        n/a       26,645
InterDigital Inc.        com         45867G101            446     18,045  SH          SOLE        n/a       18,045
Int'l Bus. Machines      com         459200101          3,937     31,885  SH          SOLE        n/a       31,885
IShares Russell 2000G    com         464287648         48,170    723,600  SH          SOLE        n/a      723,600
Janus Capital Group      com         47102X105            473     53,270  SH          SOLE        n/a       53,270
Johnson & Johnson        com         478160104          2,390     40,471  SH          SOLE        n/a       40,471
Legg Mason, Inc.         com         524901105            293     10,445  SH          SOLE        n/a       10,445
Liberty Media Inter A    com         53071M104            156     14,844  SH          SOLE        n/a       14,844
Lincare Holdings         com         532791100          1,117     34,350  SH          SOLE        n/a       34,350
Marvell Technology       com         G5876H105            362     22,945  SH          SOLE        n/a       22,945
Merck & Co.              com         589331107          2,836     81,112  SH          SOLE        n/a       81,112
Monsanto Co.             com         61166W101          3,291     71,197  SH          SOLE        n/a       71,197
Monster Worldwide        com         611742107            444     38,070  SH          SOLE        n/a       38,070
News Corp ADR PRF        com         65248E104            163     13,640  SH          SOLE        n/a       13,640
Nordstrom Inc.           com         655664100            644     20,000  SH          SOLE        n/a       20,000
Nu Skin Ent Inc.         com         67018T105            638     25,575  SH          SOLE        n/a       25,575
Orbital Sciences         com         685564106            398     25,255  SH          SOLE        n/a       25,255
Parametric Tech.         com         699173209            293     18,670  SH          SOLE        n/a       18,670
Paychex, Inc.            com         704326107            268     10,335  SH          SOLE        n/a       10,335
PepsiCo Inc.             com         713448108          5,797     95,105  SH          SOLE        n/a       95,105
Pfizer, Inc.             com         717081103            442     30,982  SH          SOLE        n/a       30,982
Pharma. Product Dev.     com         717124101            220      8,665  SH          SOLE        n/a        8,665
Philip Morris Int'l      com         718172109          1,220     26,605  SH          SOLE        n/a       26,605
Plains Explor & Prod     com         726505100          1,365     66,220  SH          SOLE        n/a       66,220
PowerShares QQQ Trust    com         73935A104         17,688    414,139  SH          SOLE        n/a      414,139
Procter & Gamble         com         742718109          1,068     17,800  SH          SOLE        n/a       17,800
Qlogic Corp.             com         747277101            196     11,775  SH          SOLE        n/a       11,775
ResMed Inc.              com         761152107            279      4,590  SH          SOLE        n/a        4,590
Royal Caribbean Cru.     com         V7780T103            403     17,700  SH          SOLE        n/a       17,700
Royal Dutch Shell PLC    com         780259206          1,994     39,700  SH          SOLE        n/a       39,700
RR Donnelley & Sons      com         257867101            306     18,705  SH          SOLE        n/a       18,705
Seagate Technology       com         G7945M107            322     24,700  SH          SOLE        n/a       24,700
Sealed Air Corp.         com         81211K100          1,714     86,930  SH          SOLE        n/a       86,930
Shire PLC ADS            com         82481R106            390      6,354  SH          SOLE        n/a        6,354
Silicon Laboratories     com         826919102            596     14,695  SH          SOLE        n/a       14,695
St. Jude Medical Inc.    com         790849103            635     17,585  SH          SOLE        n/a       17,585
Standard & Poors DR.     com         78462F103         12,362    119,766  SH          SOLE        n/a      119,766
State Street Corp.       com         857477103            288      8,515  SH          SOLE        n/a        8,515
Target Corp.             com         87612E106          2,898     58,935  SH          SOLE        n/a       58,935
Ultimate Software        com         90385D107            433     13,180  SH          SOLE        n/a       13,180
Union Pacific Corp.      com         907818108            695     10,000  SH          SOLE        n/a       10,000
United Parcel Service    com         911312106            562      9,885  SH          SOLE        n/a        9,885
Urban Outfitters         com         917047102            718     20,890  SH          SOLE        n/a       20,890
ViaSat Inc.              com         92552V100            528     16,210  SH          SOLE        n/a       16,210
Vodafone Grp. PLC ADR    com         92857W100            352     17,007  SH          SOLE        n/a       17,007
Walt Disney Co.          com         254687106          6,364    202,043  SH          SOLE        n/a      202,043
Washington Post 'B'      com         939640108          1,745      4,250  SH          SOLE        n/a        4,250
Western Union Co.        com         959802109            348     23,365  SH          SOLE        n/a       23,365
Yahoo! Inc.              com         984332106            413     29,845  SH          SOLE        n/a       29,845
Yum! Brands Inc.         com         988498101          2,073     53,100  SH          SOLE        n/a       53,100
Zimmer Holdings Inc.     com         98956P102          1,134     20,975  SH          SOLE        n/a       20,975